Financial Risk Management (Details) - Schedule of Carrying Amount in the Statement of Financial Position - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Weighted average interest rate [Member]
Non-derivatives
Trade payables
Payroll liabilities
Other loans
Lease liability		4.2
Borrowings	0.5	0.5
1 year or less [Member]
Non-derivatives
Trade payables	387,034	314,425
Payroll liabilities	702,619	292,755
Other loans	5,086	5,086
Lease liability		12,000
Borrowings	156,066
Total non-derivatives	3,189,583	624,266
Between 1 and 2 years [Member]
Non-derivatives
Trade payables
Payroll liabilities
Other loans	13,550	13,550
Lease liability
Borrowings		155,304
Total non-derivatives	1,991,866	2,107,141
Between 2 and 5 years [Member]
Non-derivatives
Trade payables
Payroll liabilities
Other loans
Lease liability
Borrowings
Total non-derivatives		1,095,452
Remaining contractual maturities [Member]
Non-derivatives
Trade payables	387,034	314,425
Payroll liabilities	702,619	292,755
Other loans	18,636	18,636
Lease liability		12,000
Borrowings	156,066	155,304
Total non-derivatives	5,181,449	3,826,859
Shareholder Loans [Member] | Weighted average interest rate [Member]
Non-derivatives
Borrowings	12	12	[1]
Shareholder Loans [Member] | 1 year or less [Member]
Non-derivatives
Borrowings	1,938,778		[1]
Shareholder Loans [Member] | Between 1 and 2 years [Member]
Non-derivatives
Borrowings		1,938,287	[1]
Shareholder Loans [Member] | Between 2 and 5 years [Member]
Non-derivatives
Borrowings			[1]
Shareholder Loans [Member] | Remaining contractual maturities [Member]
Non-derivatives
Borrowings	1,938,778	1,938,287	[1]
Convertible Notes [Member] | Weighted average interest rate [Member]
Non-derivatives
Borrowings	12	12
Convertible Notes [Member] | 1 year or less [Member]
Non-derivatives
Borrowings
Convertible Notes [Member] | Between 1 and 2 years [Member]
Non-derivatives
Borrowings	1,307,573
Convertible Notes [Member] | Between 2 and 5 years [Member]
Non-derivatives
Borrowings		1,095,452
Convertible Notes [Member] | Remaining contractual maturities [Member]
Non-derivatives
Borrowings	1,307,573	$ 1,095,452
Convertible Notes [Member] | Weighted average interest rate [Member]
Non-derivatives
Borrowings	6
Convertible Notes [Member] | 1 year or less [Member]
Non-derivatives
Borrowings
Convertible Notes [Member] | Between 1 and 2 years [Member]
Non-derivatives
Borrowings	670,743
Convertible Notes [Member] | Between 2 and 5 years [Member]
Non-derivatives
Borrowings
Convertible Notes [Member] | Remaining contractual maturities [Member]
Non-derivatives
Borrowings	$ 670,743

[1]	The Shareholder loans in the table reflect the maturity date as at 30 June, 2023. During October 2023, all Shareholder loan holders agreed to extend the loans with a new maturity date to 31 December, 2024 and a new approximate contractual maturity repayment amount of $2.015m (see note 36 for further details).